Global X Funds
605 Third Avenue, 43rd Fl
New York, NY 10158

April 2, 2025

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statements of additional information for the series of Global X Funds contained in Post-Effective Amendment No. 814 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on March 26, 2025 and effective April 1, 2025, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectuses and statements of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on March 26, 2025, accession number 0001432353-25-000161.
Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Jasmin M. Ali
Jasmin M. Ali